Schedule of Weighted Average Remaining Lease Terms and Weighted Average Discount Rates (Details)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Weighted average remaining lease term - operating leases	1 year	1 year 9 months	1 year 8 months 1 day
Weighted average discount rate - operating leases	12.00%	12.00%	12.00%